Net operating costs (excluding items disclosed separately)	12 Months Ended
Dec. 31, 2025
Net Operating Costs Excluding Items Shown Separately [Abstract]
Net operating costs (excluding items disclosed separately)	Net operating costs (excluding items disclosed separately)

	Note	2025 US$m	2024 US$m	2023 US$m
Raw materials, consumables, repairs and maintenance		13,201	12,115	12,019
Amortisation of intangible assets	12	312	138	124
Depreciation of property, plant and equipment	13	6,265	5,780	5,210
Employment costs	27	7,605	7,055	6,636
Shipping and other freight costs		2,751	2,942	2,781
Decrease in finished goods and work in progress(a)		1,807	2,407	1,152
Royalties		2,952	2,938	3,135
Amounts charged by equity accounted units(b)		1,029	875	1,163
Net foreign exchange losses/(gains)		171	(193)	(47)
Provisions (including exchange differences on provisions)		998	398	1,491
Research and development		524	398	245
Other external costs(c)		6,441	5,037	5,295
Costs included above capitalised or shown on a separate line item(d)		(1,312)	(1,203)	(1,331)
Other operating income(e)		(960)	(942)	(821)
Net operating costs (excluding items disclosed separately)(f)		41,784	37,745	37,052
(a)Includes purchases of third-party material to satisfy sales contracts.
(b)Amounts charged by equity accounted units relate to toll processing fees and also include purchases from equity accounted units of bauxite, aluminium and copper concentrate which are then processed by the product group or sold to third parties.
(c)In 2025, other external costs includes US$1,059 million (2024: nil) of costs due to the impact of tariffs imposed on sales to the US, US$269 million (2024: US$217 million, 2023: US$269 million) of short-
term lease costs and US$84 million (2024: US$46 million, 2023: US$40 million) of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 22.
(d)In 2025, US$1,036 million (2024: US$923 million; 2023: US$1,007 million) of operating costs were capitalised, US$192 million (2024: US$220 million; 2023: US$247 million) of costs were shown separately within “Exploration and evaluation costs” in the consolidated income statement, and US$84 million (2024: US$60 million; 2023: US$77 million) of costs were shown within operating costs as “Research and development”.
(e)Other operating income includes sundry revenue incidental to the main revenue-generating activities of the operations.
(f)Operating decarbonisation spend of US$430 million (2024: US$306 million; 2023: US$234 million) is allocated as US$374 million (2024: US$253 million; 2023: US$182 million) within
“Net operating costs (excluding items disclosed separately)”, with the remainder included in our share of profit or loss of equity accounted units.